Shareholder Report, Average Annual Return (Details)		1 Months Ended		12 Months Ended	60 Months Ended	61 Months Ended	115 Months Ended
		Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Schwab Target 2010 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2010 Index Fund
Average Annual Return, Percent	[1],[2]			9.25%	4.14%		5.42%
Schwab Target 2015 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2015 Index Fund
Average Annual Return, Percent	[1],[2]			10.00%	4.48%		5.72%
Schwab Target 2020 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2020 Index Fund
Average Annual Return, Percent	[1],[2]			10.41%	4.71%		6.19%
Schwab Target 2025 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2025 Index Fund
Average Annual Return, Percent	[1],[2]			10.79%	5.13%		7.05%
Schwab Target 2030 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2030 Index Fund
Average Annual Return, Percent	[1],[2]			13.34%	6.27%		8.14%
Schwab Target 2035 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2035 Index Fund
Average Annual Return, Percent	[1],[2]			15.17%	7.07%		8.91%
Schwab Target 2040 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2040 Index Fund
Average Annual Return, Percent	[1],[2]			16.62%	7.69%		9.55%
Schwab Target 2045 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2045 Index Fund
Average Annual Return, Percent	[1],[2]			17.90%	8.21%		10.06%
Schwab Target 2050 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2050 Index Fund
Average Annual Return, Percent	[1],[2]			18.77%	8.54%		10.36%
Schwab Target 2055 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2055 Index Fund
Average Annual Return, Percent	[1],[2]			19.33%	8.73%		10.58%
Schwab Target 2060 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2060 Index Fund
Average Annual Return, Percent	[1],[2]			19.69%	8.89%		10.72%
Schwab Target 2065 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2065 Index Fund
Average Annual Return, Percent	[1]			20.07%	8.99%	9.26%
Schwab Target 2070 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Schwab Target 2070 Index Fund
Average Annual Return, Percent	[1],[3]	(6.60%)
Dow Jones U.S. Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market IndexSM
Average Annual Return, Percent		(5.81%)	[3]	18.14%	10.76%	11.24%	13.46%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(1.39%)	[3]	4.35%	0.31%	0.22%	1.49%
Target 2010 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2010 Passive Composite Index
Average Annual Return, Percent				9.18%	4.19%		5.48%
Target 2015 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2015 Passive Composite Index
Average Annual Return, Percent				9.85%	4.52%		5.78%
Target 2020 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2020 Passive Composite Index
Average Annual Return, Percent				10.31%	4.74%		6.23%
Target 2025 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2025 Passive Composite Index
Average Annual Return, Percent				10.64%	5.18%		7.11%
Target 2030 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2030 Passive Composite Index
Average Annual Return, Percent				13.14%	6.29%		8.17%
Target 2035 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2035 Passive Composite Index
Average Annual Return, Percent				14.86%	7.05%		8.93%
Target 2040 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2040 Passive Composite Index
Average Annual Return, Percent				16.22%	7.66%		9.57%
Target 2045 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2045 Passive Composite Index
Average Annual Return, Percent				17.38%	8.16%		10.07%
Target 2050 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2050 Passive Composite Index
Average Annual Return, Percent				18.23%	8.48%		10.37%
Target 2055 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2055 Passive Composite Index
Average Annual Return, Percent				18.71%	8.66%		10.57%
Target 2060 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2060 Passive Composite Index
Average Annual Return, Percent				19.05%	8.81%		10.72%
Target 2065 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2065 Passive Composite Index
Average Annual Return, Percent				19.40%	8.91%	9.06%
Target 2070 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Target 2070 Passive Composite Index
Average Annual Return, Percent	[3]	(7.13%)

[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Total returns shown are since the fund’s inception date of February 26, 2026.